Condensed Balance Sheets	Mar. 11, 2021 USD ($)
Current assets:
Cash	$ 4,000,000
Prepaid expenses	19,600
Total current assets	4,019,600
Cash held in Trust Account	320,000,000
Total Assets	324,019,600
Current liabilities:
Accounts payable	57,979
Accrued expenses	104,317
Note payable - related party	413,562
Total current liabilities	575,858
Deferred underwriting commissions	11,200,000
Total liabilities	11,775,858
Commitments and Contingencies
Class A ordinary shares subject to possible redemption,$0.0001 par value; 32,000,000 shares issued and outstanding at $10.00 per share	320,000,000
Shareholders' Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0
Accumulated deficit	(7,757,162)
Total shareholders' deficit	(7,756,258)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	324,019,600
Common Class A [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption,$0.0001 par value; 32,000,000 shares issued and outstanding at $10.00 per share	320,000,000
Shareholders' Equity
Common Stock, Value, Issued	104
Common Class B [Member]
Shareholders' Equity
Common Stock, Value, Issued	$ 800